EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Basic Earnings Per Share
The components of basic earnings per share are summarized in the following table:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS), EXCEPT PER SHARE AMOUNTS	2023	2022	2023	2022
Net income for the period	$360	$25	$267	$181
Dividends on Class A junior preferred shares	(28)	(11)	(55)	(11)
	332	$14	212	$170
Attributable to:
Class A exchangeable and Class B shareholders	1	1	2	3
Class C shareholders	334	15	208	169
Non-controlling interests	(3)	(2)	2	(2)

Earnings per share per class C share - basic	$8.07	$0.53	$5.04	$6.55

Weighted average shares – Class C shares	41,314,891	28,003,194	41,184,633	25,786,188